Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

(1) Cash and cash equivalents as of December 31, 2017, 2016 and January 1, 2016 consist of the following:

	December 31, 2017		December 31, 2016		January 1, 2016
	(In millions of Korean won)
Deposits in banks	~~W~~	24,431	~~W~~	7,773	~~W~~	24,044
Money market instruments		14,664		8,947		865
Total	~~W~~	39,095	~~W~~	16,720	~~W~~	24,909

Summary of Restricted Cash Included in Cash and Cash Equivalents

(2) Restricted cash included in cash and cash equivalents as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
	(In millions of Korean won)
Credit card deposits	~~W~~	20	~~W~~	—	~~W~~	—